CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
SALES
Total sales	$ 62,874	$ 0
Cost of goods	45,156	0
Gross profit	17,718	0
OPERATING EXPENSES
Research and development expense	86,659	777,069
Salary expense	439,173	445,359
Amortization expense	250,000	250,000
Professional services expense	2,325,567	1,180,499
Stock based compensation expense	597,731	96,889
Selling and marketing expense	106,500	0
General and administrative expenses	269,072	172,567
Total operating expense	4,074,702	2,922,383
LOSS FROM OPERATIONS	(4,056,984)	(2,922,383)
OTHER INCOME (EXPENSE)
Interest expense	(71,491)	(200,505)
Other (expense) income	111,414	86,625
Change in fair value of derivative liabilities	596,120	34,875
TOTAL OTHER INCOME (EXPENSE), net	636,043	(79,005)
LOSS BEFORE INCOME TAXES	(3,420,941)	(3,001,388)
PROVISION FOR INCOME TAXES (BENEFIT)	0	0
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(363,211)	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(3,057,730)	0
NET LOSS	$ (3,420,941)	$ (3,001,388)
LOSS PER SHARE
Loss per share, basic	$ (1.11)	$ (0.08)
Loss per share, fully diluted	$ (1.11)	$ (0.08)
Weighted average number of common shares outstanding, basic	3,073,074	35,544,709
Weighted average number of common shares outstanding, diluted	3,073,074	35,544,709
Sale [Member]
SALES
Total sales	$ 62,874	$ 0